Short-term Borrowings (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Oct. 31, 2021	Oct. 08, 2021
Short-term Borrowings (Details) [Line Items]
Related party	$ 110,000		$ 110,000
Equity interest						30.00%
Total loan	$ 4,682,000	¥ 32,600,000
Short-Term Borrowings [Member]
Short-term Borrowings (Details) [Line Items]
Equity interest					50.00%
Lion Metaverse Limited [Member]
Short-term Borrowings (Details) [Line Items]
Total loan			$ 2,325,000	¥ 15,000,000